SEMI-ANNUAL REPORT

                                 Smith Barney
                                 Municipal
                                 Money Market
                                 Fund, Inc.
                                 -----------------------------------------------
                                 September 30, 1997

                      [LOGO FOR SMITH BARNEY MUTUAL FUNDS]

--------------------------------------------------------------------------------
                 Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended September 30, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of September 30, 1997, the Fund's 7-day current yield was 3.36%. The Fund's 7-day effective yield -- which reflects compounding -- was 3.41%. This means that an investor in the federal income tax bracket of 36% would have to earn a 5.33% taxable yield to match the tax-free income provided by the Fund. (According to the Internal Revenue Service, approximately 10% of all U.S. taxpayers fall into the 36% federal income tax bracket.)

While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance this goal will be achieved. The U.S. government neither insures nor guarantees an investment in the Fund.

Market and Economic Overview

The performance of the U.S. economy has been stellar. Gross Domestic Product ("GDP"), a key economic indicator that measures the total output of goods and services in the U.S., has expanded at an annual rate of 4.1% for the first half of 1997. The recently released third quarter 1997 GDP growth of 3.5% suggests that the U.S. economy has continued its vigorous expansion. According to the most recently released economic data, this economic growth has not come at the expense of higher inflation. Consumer prices in August 1997 rose by only 0.2%. Although producer prices did show a sizable increase in September 1997, so far in 1997 there has been an overall decline. Moreover, the majority of the increase in producer prices were one-time adjustments concentrated in a handful of sectors.

What is of concern on the inflation front has been tightness in the labor markets. In recent Congressional testimony, Federal Reserve Board ("Fed") Chairman Alan Greenspan expressed concern that the U.S. economy may be on an "unsustainable track." With the current unemployment rate at 4.9%, the available labor pool is strained and further employment growth could push wage pressures higher. Many fixed income investors viewed Greenspan's testimony as sobering notice that additional rate increases by the Fed may take place in the coming months. The last rate increase took place in March 1997, when the Fed increased the federal-funds rate 25 basis points (0.25%). (The federal-funds rate is the interest rate banks charge each other for overnight loans and is an indicator of the direction of interest rates.)

Tax-Exempt Money Market Overview

Over the past six months, variable rate demand obligations ("VRDOs") have provided some of the most attractive rates on the municipal money market curve. (VRDOs are demand instruments that usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new interest rates on set dates and are generally supported by letters of credit issued by both domestic and foreign banks.)

The VRDO sector of the market has seen a substantial increase in supply, which currently has outpaced demand in the marketplace. While this segment of the market has provided the Fund with attractive yields as compared to tax-exempt commercial paper and municipal notes, we expect the current imbalance to abate as issuance slows and the growth in tax-exempt money market assets continues to rise. During the reporting period, we thought the variable rate demand obligation sector was more attractive than the municipal note sector and increased our VRDO holdings. Yet we will monitor market conditions closely and shift our emphasis back to municipal notes if that sector becomes more attractive on a relative basis.

Investment Strategy

The Fund seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high-quality, short-term municipal obligations selected for liquidity and stability of principal. Currently, the Fund's average maturity is 55 days. Over the coming months, we will continue to monitor economic data closely and assess its impact on inflation and how that relates to tax-exempt money markets. As noted and if doing so seems prudent, we will look to the fixed-rate municipal note market to extend the Fund's average maturity slightly.

On a more somber note, we were saddened by the loss of an outstanding physician and Trustee of the Fund, Dr. Francis P. Martin. His knowledge and wisdom will be missed.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.


/s/ Heath B. McLendon               /s/ Joseph Benevento
---------------------               --------------------
Heath B. McLendon                   Joseph Benevento
Chairman                            Vice President


/s/ Lawrence T. McDermott
-------------------------
Lawrence T. McDermott
Vice President

October 14, 1997

=====================================================================================================
Schedule of Investments (unaudited)                                                September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Alabama -- 1.2%
                             Birmingham Baptist Medical Center:
     $11,405,000  VMIG 1*      Special Care Facilities Finance Authority Revenue
                                 (Senior Living Communities Inc. Project A) 4.10%(b)     $ 11,405,000
       5,415,000  VMIG 1*      Medical Clinic Board (Western Medical Systems Project
                                 Series A) 4.10%(b)                                         5,415,000
       1,500,000  NR++       Cintronelle IDB PCR Refunding (Akzo Chemicals Inc.
                               Project) 4.15%(b)                                            1,500,000
       1,000,000  NR++       Huntsville Madison County Airport Authority IDR
                               (Molex Project) 4.25%(a)(b)                                  1,000,000
       1,000,000  NR++       Mobile County (M&T Chemicals Project)
                               Series 1984 4.17%(b)                                         1,000,000
                             Montgomery BMC Special Care Facilities Financing Authority
                               Revenue (VHA Alabama Inc. Cap) AMBAC-Insured:
       3,175,000  A-1            Series C 4.15%(b)                                          3,175,000
       4,000,000  A-1            Series D 4.15%(b)                                          4,000,000
       9,000,000  A-1            Series F 4.15%(b)                                          9,000,000
       5,500,000  P-1*       Montgomery County IDR (Conn Fineblanking Corp. Project)
                               4.30%(a)(b)                                                  5,500,000
                             Phenix County IDB Environmental Improvement Revenue
                               (Mead Coated Board Project) TECP:
       8,100,000  P-1*           3.70% due 10/8/97(a)                                       8,100,000
       4,000,000  P-1*           3.70% due 10/20/97(a)                                      4,000,000
      13,000,000  A-1+       Tuscaloosa County IDA Solid Waste Disposal Revenue
                               (Tuscaloosa Steel Corp. Project) 4.20%(a)(b)                13,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           67,095,000
-----------------------------------------------------------------------------------------------------
Alaska -- 0.4%
      11,155,000  VMIG 1*    Alaska State Housing Finance Corp. AMBAC-Insured
                               PART 4.15%(b)                                               11,155,000
      11,000,000  SP-1+      Anchorage GO TAN 4.00% due 12/17/97                           11,010,518
-----------------------------------------------------------------------------------------------------
                                                                                           22,165,518
-----------------------------------------------------------------------------------------------------
Arizona -- 2.9%
                             Apache County IDA Tucson Electric Power Co.:
      15,000,000  A-1          PCR Series 81A 4.10%(b)                                     15,000,000
       7,000,000  A-1+         PCR Series 83B 4.15%(b)                                      7,000,000
       9,500,000  A-1+         Series 83A 4.10%(b)                                          9,500,000
      10,150,000  A-1          Series 83C 4.15%(b)                                         10,150,000
      22,800,000  VMIG 1*    Arizona  Education Loan Revenue Series A 4.05%(a)(b)          22,800,000
                             Maricopa County PCR (Southern California Edison) TECP:
       2,300,000  A-1          Series D 3.65% due 10/10/97                                  2,300,000
      10,950,000  A-1          Series F 3.80% due 10/7/97                                  10,950,000
       7,500,000  A-1+       Mesa Muni Development Corp. TECP 3.65% due 10/6/97             7,500,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Arizona -- 2.9% (continued)
     $ 7,100,000  VMIG 1*    Phoenix Civic Improvement Corp. Revenue (Apartment
                               Improvements) 4.20%(a)(b)                                  $ 7,100,000
       9,500,000  VMIG 1*    Phoenix GO Series 16A PART 4.20%(b)                            9,500,000
                             Pima County IDA:
      13,000,000  VMIG 1*      Hospital Revenue (Casa Grande Regional Medical
                                 Center) 4.15%(b)                                          13,000,000
                               Industrial Revenue Tucson Electric Power Project:
       6,900,000  A-1+           4.15%(b)                                                   6,900,000
      41,700,000  A-1+           Series A 4.10%(b)                                         41,700,000
-----------------------------------------------------------------------------------------------------
                                                                                          163,400,000
-----------------------------------------------------------------------------------------------------
Arkansas -- 1.7%
       5,200,000  A-1+       Arkansas State Development Finance Authority Health
                               Care Facilities Revenue (Sisters of Mercy
                               Health Systems Inc.)  Series B 4.05%(b)                      5,200,000
       2,650,000  NR++       Atkins IDR (Green Bay Foods Project) 4.25%(a)(b)               2,650,000
       3,300,000  VMIG 1*    Fayetteville IDR (Amcast Industrial Corp.) 4.15%(a)(b)         3,300,000
                             Little River County Solid Waste Disposal Revenue
                               Nekoosa Papers Project:
      20,450,000  VMIG 1*        4.20%(a)(b)                                               20,450,000
      35,000,000  P-1*           Series A 4.20%(a)(b)                                      35,000,000
      10,650,000  A-1+       Little Rock Health Facilities Board Hospital Revenue
                               (Southwest Hospital) FGIC-Insured  3.85%(b)                 10,650,000
       7,000,000  NR++       Pine Bluff IDR (Greenfield Inc. Project) 4.25%(a)(b)           7,000,000
       6,000,000  NR++       Searcy IDR (Kohler Project) Series 88 4.25%(a)(b)              6,000,000
       1,000,000  NR++       Sheridan IDR (Kohler Project) 4.15%(b)                         1,000,000
       3,550,000  A-1+       Warren Solid Waste Disposal Revenue (Potlatch Corp.
                               Project)  4.10%(a)(b)                                        3,550,000
-----------------------------------------------------------------------------------------------------
                                                                                           94,800,000
-----------------------------------------------------------------------------------------------------
California -- 3.2%
                             California Higher Education Loan Authority Inc. Revenue:
      10,000,000  VMIG 1*      Refunding Series A 3.95% due 5/1/98(c)                      10,000,000
      20,000,000  MIG 1*       Refunding Series A-2 3.95% due 5/1/98(c)                    20,000,000
       7,000,000  A-1+         Series 87A 4.00% due 7/1/98(c)                               7,000,737
      25,500,000  A-1+         Series C 4.10%(a)(b)                                        25,500,000
      54,500,000  SP-1+      California School Cash Reserve Program Authority
                               Pool-Series A 4.75% due 7/2/98                              54,863,404
      10,000,000  A-1        California State GO TECP 3.80% due 12/9/97                    10,000,000
      53,000,000  SP-1+      California State RAN Series A 4.50% due 6/30/98               53,255,312
       2,200,000  VMIG 1*    Irvine California Public Facilities and Infrastructure
                               Authority Lease Revenue (Capital Improvement
                               Project) 3.90%(b)                                            2,200,000
-----------------------------------------------------------------------------------------------------
                                                                                          182,819,453
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Colorado -- 2.1%
                             Colorado HFA Revenue:
     $ 6,600,000  NR++         Celestial Seasonings 4.50%(a)(b)                           $ 6,600,000
       8,100,000  A-1+         Sisters of Charity Series B 4.05%(b)                         8,100,000
       3,700,000  NR++       Colorado Postsecondary EFA Revenue (Regis Jesuit
                               High School Project) 4.15%(b)                                3,700,000
      37,000,000  SP-1+      Colorado State General Fund Revenue TRAN Series A
                               4.50% due 6/26/98                                           37,174,477
                             Denver City & County Airport Revenue:
       7,000,000  A-1+         MBIA-Insured PART 4.20%(b)                                   7,000,000
       5,000,000  A-1+         Series B 4.15%(b)                                            5,000,000
      20,000,000  A-1+         TECP Series A 3.85% due 12/17/97(a)                         20,000,000
      30,000,000  A-1+         TECP Series 97A 3.65% due 11/12/97(a)                       30,000,000
       4,000,000  NR++       Wheat Ridge IDR (Leaf Inc. Project) 4.25%(a)(b)                4,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          121,574,477
-----------------------------------------------------------------------------------------------------
Connecticut -- 0.4%
                             Connecticut State:
      13,560,000  VMIG 1*      GO 4.15%(b)                                                 13,560,000
      10,000,000  A-1+         HFA 4.25%(a)(b)                                             10,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           23,560,000
-----------------------------------------------------------------------------------------------------
Delaware -- 4.5%
                             Delaware State Economic Development Authority:
      29,000,000  A-1+         IDA Star Enterprises Series B-1 4.10%(a)(b)                 29,000,000
                               MBIA-Insured (Hospital Billing Collection Service):
      72,350,000  A-1+           Series A 4.05%(b)                                         72,350,000
      39,400,000  A-1+           Series B 4.05%(b)                                         39,400,000
      71,900,000  A-1+           Series C 4.05%(b)                                         71,900,000
      12,600,000  A-1+         Star Enterprises TECP 3.80% due 11/20/97(a)                 12,600,000
      10,775,000  A-1+       Delaware Valley Regional Finance Authority Revenue
                               AMBAC-Insured  3.80% due 12/4/97(c)                         10,775,000
      14,100,000  A-1+       Eagle Tax-Exempt PART (Delaware State Housing)
                               MBIA-Insured 3.80% due 3/1/98(c)                            14,100,000
       6,000,000  A-1        New Castle County Economic Development Revenue
                               Refunding (Henderson McGuire Project) 4.15%(b)               6,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          256,125,000
-----------------------------------------------------------------------------------------------------
District of Columbia -- 0.1%
                             District of Columbia GO Refunding PART:
         200,000  A-1+         Series A 4.15%(b)                                              200,000
       5,120,000  VMIG 1*      Series B-1 FGIC-Insured 4.35%(b)                             5,120,000
-----------------------------------------------------------------------------------------------------
                                                                                            5,320,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Florida -- 3.5%
                             Broward County HFA Multi-Family Housing Revenue:
     $ 2,000,000  A-1          Margate Investments Project 4.15%(b)                       $ 2,000,000
       3,000,000  VMIG 1*      Welleby Apartments Project 4.10%(b)                          3,000,000
                             Eagle Tax-Exempt PART:
      13,100,000  A-1+         Florida Board of Education 4.18%(b)                         13,100,000
      14,130,000  A-1+         Orange County Florida Housing 3.80% due 3/1/98(c)           14,130,000
       4,620,000  A-1+       Escambia County HFA Single Family Mortgage Revenue
                               3.90% due 4/2/98(a)(c)                                       4,620,000
      20,000,000  A-1+       Florida Board of Education Capital Outlay PART 4.10%(b)       20,000,000
                             Florida Capital Projects Finance Authority Revenue
                               (Capital Projects Loan Program) Series A:
      15,000,000  A-1+           FSA-Insured 4.10%(b)                                      15,000,000
                                 TECP:
      30,100,000  A-1              3.70% due 10/16/97                                      30,100,000
       8,946,000  A-1              3.80% due 2/12/98                                        8,946,000
                             Florida HFA PART:
       9,000,000  A-1+         4.25%(a)(b)                                                  9,000,000
       7,350,000  A-1+         4.15%(b)                                                     7,350,000
       3,400,000  A-1+       Florida HFA Multi-Family Housing (Series II-J
                               Ashley Lake Apartments) 4.20%(a)(b)                          3,400,000
                             Florida Local Government Community Association of
                               Counties TECP:
       8,330,000  A-1            3.85% due 2/10/98                                          8,330,000
      12,714,000  A-1            3.80% due 2/12/98                                         12,714,000
                             Florida Municipal Power Agency Series A TECP:
       3,800,000  A-1          3.70% due 10/15/97                                           3,800,000
       5,520,000  A-1          3.60% due 10/29/97                                           5,520,000
       1,500,000  NR++       Hendry County IDA IDR (Savannah Foods & Industry Project)
                               4.45%(a)(b)                                                  1,500,000
       6,000,000  A-1+       Palm Beach County Health Facilities Authority
                               (Pooled Hospital Loan Program) MBIA-Insured
                               TECP 3.75% due 10/2/97                                       6,000,000
       2,200,000  VMIG 1*    Pasco County HFA Multi-Family Revenue
                               (Carlton Arms Magnolia) 4.17%(b)                             2,200,000
       8,900,000  VMIG 1*    Pinellas County Educational Facilities Authority Revenue
                               Refunding TECP (Pooled Independent Higher Education)
                               MBIA-Insured 3.65% due 10/8/97                               8,900,000
       1,185,000  A-1+       Pinellas County HFA Single-Family Mortgage Revenue
                               PART 4.20%(a)(b)                                             1,185,000
       2,350,000  NR++       Pinellas County Industrial Council IDR (Molex ETC Inc.
                               Project) 4.25%(a)(b)                                         2,350,000
       6,000,000  VMIG 1*    Sunshine State Government Finance Series 1986
                               TECP 3.75% due 12/8/97                                       6,000,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Florida -- 3.5% (continued)
     $ 5,975,000  AAA        Tampa Utility Tax (Pre-Refunded-- Escrowed with
                               U.S. government securities to 10/1/97 Call @ 102)
                               8.125% due 10/1/15                                         $ 6,094,500
       4,000,000  VMIG 1*    West Orange Memorial Hospital TECP
                               3.625% due 10/30/97                                          4,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          199,239,500
-----------------------------------------------------------------------------------------------------
Georgia -- 2.0%
       7,250,000  A-1+       Atlanta Water and Sewer Revenue FGIC-Insured
                               PART 4.10%(b)                                                7,250,000
       1,400,000  NR++       Cobb County IDA IDR (RLR Industries Inc. Project) 4.25%(b)     1,400,000
                             Cobb County Multi-Family Housing:
       2,000,000  A-1+         Greenhouse Frey Apartment Project 4.15%(b)                   2,000,000
       4,055,000  A-1+         Williamstown Apartment Project 4.25%(a)(b)                   4,055,000
       2,900,000  NR++       Decatur and Bainbridge Counties Development Authority
                               IDR (Thomas & Betts Project) 4.25%(b)                        2,900,000
       5,100,000  A-1+       DeKalb County Multi-Family Housing Authority Revenue
                               Refunding (Camden Brook Project) 3.75%(b)                    5,100,000
       2,800,000  NR++       Dodge County Industrial Development Authority (Sylvan
                               Hardwoods LLC Project) 4.25%(b)                              2,800,000
       7,000,000  A-1+       Georgia Municipal Electric Authority Subseries B 4.05%(b)      7,000,000
       5,100,000  A-1+       Georgia Municipal Gas Authority Gas Revenue (Agency
                               Project) Series B 4.10%(b)                                   5,100,000
                             Georgia State GO:
      15,200,000  A-1+         Eagle Tax-Exempt PART 3.65% due 2/12/98(c)                  15,200,000
       6,745,000  NR+          PART 3.70% due 10/30/97(c)                                   6,745,000
       4,835,000  VMIG 1*      Series 93C PART 4.20%(b)                                     4,835,000
       4,000,000  NR+        Gwinnett County School District 4.40% due 2/1/98               4,009,813
       5,000,000  NR++       Harralson County Development IDR (Gold Kist Project)
                               4.25%(a)(b)                                                  5,000,000
       2,600,000  VMIG 1*    Heard County Development Authority PCR 4.00%(a)(b)             2,600,000
       2,900,000  NR++       Jackson County IDA IDR (Snider Tire Inc. Project)
                               4.25%(a)(b)                                                  2,900,000
       4,900,000  A-1+       Marietta Housing Authority Multi-Family Revenue Refunding
                               (Concepts 21 Apartments) 4.20%(b)                            4,900,000
       6,100,000  A-1        Monroe County Development Authority PCR (Georgia
                               Power Co.) 3.95%(b)                                          6,100,000
       5,000,000  A-1+       Municipal Electricity Authority Special Obligation PART
                               MBIA-Insured 4.20%(b)                                        5,000,000
       3,200,000  NR++       Pike County IDA IDR (Thomaston Mills Inc. Project)
                                4.25%(a)(b)                                                 3,200,000
       3,000,000  NR++       Richmond County Development Authority Revenue
                               (General Signal) 4.15%(b)                                    3,000,000
       3,500,000  NR++       Smyrna Housing Authority Multi-Family Housing Revenue
                               (Walton Grove Project) 4.25%(a)(b)                           3,500,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Georgia -- 2.0% (continued)
     $ 4,700,000  A-1+       Thomaston-Upson County IDA Revenue (De Ster
                               Production Corp.) Series A 4.50%(a)(b)                     $ 4,700,000
                             Tift County IDA IDR (Queen Carpet Corp. Project):
       3,000,000  NR++         Series A 4.25%(a)(b)                                         3,000,000
       1,500,000  NR++         Series B 4.15%(b)                                            1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                          113,794,813
-----------------------------------------------------------------------------------------------------
Hawaii -- 0.5%
                             Hawaii State GO FGIC-Insured PART:
      15,995,000  VMIG 1*      4.20%(b)                                                    15,995,000
       5,275,000  VMIG 1*      Series CM PART 3.80% due 1/14/98(c)                          5,275,000
       5,500,000  VMIG 1*    Hawaii State Department Budget and Finance Special
                               Purpose Mortgage Revenue (Ewa Plain Water
                               Development) 4.05% due 10/1/97(c)                            5,500,000
       3,200,000  VMIG 1*    Hawaii State Housing Finance & Development Corp. Revenue
                               Affordable Rental Housing Program Series A 4.00%(b)          3,200,000
-----------------------------------------------------------------------------------------------------
                                                                                           29,970,000
-----------------------------------------------------------------------------------------------------
Idaho -- 1.1%
      23,000,000  A-1+       Cluster County PCR (Amoco Oil) 3.70% due 10/1/97(c)           23,000,000
      16,680,000  VMIG 1*    Idaho Housing & Finance Authority PART 3.95%
                               due 1/15/98(a)(c)                                           16,680,000
      25,000,000  SP-1+      Idaho State TAN 4.625% due 6/30/98                            25,134,685
-----------------------------------------------------------------------------------------------------
                                                                                           64,814,685
-----------------------------------------------------------------------------------------------------
Illinois -- 7.4%
      15,660,000  A-1+       Central Lake Community Joint Action Water Agency
                               Interim Water Revenue PART FGIC-Insured 4.20%(b)            15,660,000
       7,400,000  P-1*       Chicago Gas Supply Revenue (Peoples Gas Light & Coke Co.)
                               Series 93B 3.70% due 12/1/97(a)(c)                           7,400,000
       3,000,000  A-1+       Chicago GO 4.05%(b)                                            3,000,000
       4,000,000  VMIG 1*    Chicago Multi-Family Housing (Waveland Assoc. Project)
                               Series D 4.10%(b)                                            4,000,000
                             Chicago O'Hare International Airport Revenue:
      11,500,000  A-1+         Second Lien-A 4.20%(a)(b)                                   11,500,000
       4,400,000  A-1+         Second Lien Series 88B 4.20%(a)(b)                           4,400,000
      26,600,000  A-1+         Second Lien Series 94B 4.15%(a)(b)                          26,600,000
      20,000,000  MIG 1*     Chicago Park District TAW 4.75% due 9/21/98                   20,165,849
                             Chicago PART AMBAC-Insured:
      13,280,000  A-1+         Series 1995 4.20%(b)                                        13,280,000
       3,380,000  A-1+         Series 1996 3.95%(b)                                         3,380,000
       3,045,000  A-1+         Series 1996 4.25%(b)                                         3,045,000
      20,000,000  A-1+       Chicago Tender Note Series 1985 3.55% due 1/31/98             20,000,000
       8,235,000  A-1+       Cook County GO PART MBIA-Insured 4.20%(b)                      8,235,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Illinois -- 7.4% (continued)
     $ 4,700,000  NR++       Dupage Water Series 93 TOB 4.18%(b)                          $ 4,700,000
      14,200,000  A-1+       Eagle Tax-Exempt Trust PART (Illinois GO) FGIC-Insured
                               3.50% due 1/1/98(c)                                         14,200,000
                             Illinois Development Finance Authority PCR:
                               Commonwealth Edison Co. Project AMBAC-Insured:
       9,000,000  A-1+           Series A 4.15%(b)                                          9,000,000
      34,400,000  A-1+           Series B 4.05%(b)                                         34,400,000
      12,270,000  A-1+         Illinois Power Co. Project 4.15%(b)                         12,270,000
       2,700,000  A-1+         Series 1993B 4.10%(b)                                        2,700,000
       1,000,000  A-1+         Series 1994C 4.15%(b)                                        1,000,000
      27,000,000  A-1+         Series 1997A MBIA-Insured 4.25%(a)(b)                       27,000,000
                             Illinois Development Finance Authority Revenue:
      40,000,000  A-1+         Adventist Health Systems Series A MBIA-Insured
                                 4.15%(b)                                                  40,000,000
       3,000,000  A-1+         Harris Pavilion (Residential Rental) 4.15%(a)(b)             3,000,000
       4,000,000  A-1+         Safety Education - Foundation For Safety 4.10%(b)            4,000,000
       9,500,000  A-1+       Illinois Education (University Of Chicago) PART 4.18%(b)       9,500,000
      14,400,000  A-1+       Illinois HDA Residential Mortgage Revenue PART
                               AMBAC-Insured 4.25%(a)(b)                                   14,400,000
                             Illinois Health Facilities Authority Revenue:
       8,800,000  A-1+         Adler Planetarium 4.05%(b)                                   8,800,000
       7,265,000  A-1+         Alexian Bros. TECP MBIA-Insured 3.65% due 10/2/97            7,265,000
       6,100,000  A-1+         Decatur Memorial Hospital Project Series A
                                 MBIA-Insured 4.10%(b)                                      6,100,000
       6,500,000  A-1+         Swedish Covenant Hospital Project AMBAC-Insured
                                 4.10%(b)                                                   6,500,000
      13,000,000  VMIG 1*      University of Chicago TECP 3.80% due 12/2/97                13,000,000
                             Illinois State GO:
      10,000,000  NR+          5.25% due 10/1/97                                           10,000,000
       3,000,000  NR+          4.25% due 7/1/98                                             3,010,200
       3,255,000  A-1+       Illinois State Sales Tax Revenue PART FSA-Insured 4.20%(b)     3,255,000
       2,940,000  VMIG 1*    Illinois Student Assistance Community Student Loan
                               Revenue 4.15%(a)(b)                                          2,940,000
       2,470,000  NR++       Lincolnwood IDR Refunding (Illinois Self Storage Center)
                               4.15%(b)                                                     2,470,000
       3,300,000  A-1+       Lockport IDR (Panduit Corp. Project) 4.10%(a)(b)               3,300,000
       2,000,000  A-1+       Oswego IDR (Griffith Laboratories Project) 4.10%(a)(b)         2,000,000
       4,000,000  NR++       Paris IDR (Simonton Building Products Inc.) 4.25%(a)(b)        4,000,000
       5,250,000  NR++       Pekin IDR Refunding (BOC Group Inc. Project) 3.75%(b)          5,250,000
      15,735,000  A-1+       Regional Transportation Authority PART FGIC-Insured
                               4.20%(b)                                                    15,735,000
       1,785,000  NR++       River Grove IDR Refunding (Self Storage Center) 4.15%(b)       1,785,000
       3,000,000  A-1+       University of Illinois Revenue PART FGIC-Insured 4.20%(b)      3,000,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Illinois -- 7.4% (continued)
     $ 4,700,000  P-1*       Will County Solid Waste Disposable Revenue
                               (BASF Corp. Project) 4.05%(b)                              $ 4,700,000
-----------------------------------------------------------------------------------------------------
                                                                                          419,946,049
-----------------------------------------------------------------------------------------------------
Indiana -- 1.9%
       4,100,000  A-1+       Allen County Economic Development Revenue (Mattel
                               Project) 4.35%(a)(b)                                         4,100,000
       1,785,000  NR++       Bluffton Economic Development Revenue (Snider Tire Inc.
                               Project) 4.25%(b)                                            1,785,000
       1,725,000  NR++       Central High School Building Corp. Refunding (First
                               Mortgage) AMBAC-Insured 3.85% due 2/1/98                     1,725,000
                             Fort Wayne:
       3,700,000  VMIG 1*      Hospital Authority Revenue (Parkview Memorial Hospital)
                                 Series B 4.05%(b)                                          3,700,000
       3,000,000  VMIG 2*      PCR (General Motors Corp. Project) 4.20%(b)                  3,000,000
      20,000,000  SP-1+      Hammond Local Public Improvement Bond Bank
                               4.20% due 1/8/98                                            20,026,110
       7,500,000  A-1+       Indiana Health Facility Financing Authority Hospital Revenue
                               (Community Hospitals Project) Series B 4.20%(b)              7,500,000
      18,000,000  A-1+       Indiana IDA Solid Waste Series 1990A
                               3.80% due 2/19/98(a)                                        18,000,000
      11,000,000  SP-1+      Indiana Secondary Market Educational Loans Inc.
                               Education Loan Revenue Series B
                               AMBAC-Insured 4.10%(a)(b)                                   11,000,000
       5,300,000  A-1+       Indiana State Development Finance Authority IDR
                               (Red Gold Inc. Project) AMBAC-Insured 4.10%(a)(b)            5,300,000
       1,300,000  NR++       Plymouth IDR (Dean Foods Co. Project) 4.15%(a)(b)              1,300,000
       1,210,000  VMIG 1*    Richmond Economic Development Revenue (Beverly
                               Enterprises Indiana) 3.70%(b)                                1,210,000
      27,600,000  A-1        Rockport PCR Refunding (Michigan Power Co. Project)
                               Series B AMBAC-Insured 4.15%(b)                             27,600,000
       1,200,000  A-1+       Whiting Industrial Sewer & Solid Waste Disposal Revenue
                               Refunding (Amoco Oil Co. Project) 4.00%(a)(b)                1,200,000
-----------------------------------------------------------------------------------------------------
                                                                                          107,446,110
-----------------------------------------------------------------------------------------------------
Iowa --  0.3%
       1,500,000  NR++       Cedar Rapids IDR Refunding (McKesson Corp. Project)
                               4.15%(b)                                                     1,500,000
       3,000,000  P-1*       Iowa HFA IDR (Sauer-Sundstrand Co. Project) 4.10%(a)(b)        3,000,000
      10,000,000  SP-1+      Iowa School Corps Certificates Series A 4.50% due 6/26/98     10,049,488
       1,500,000  A-1        Louisa County PCR (Iowa-Illinois Gas & Electric Co. Project)
                               Series 1987 3.95%(b)                                         1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           16,049,488
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Kansas -- 0.6%
     $ 3,400,000  NR++       Fredonia Revenue Exempt Facilities (Systech
                               Environmental) 4.40%(a)(b)                                 $ 3,400,000
       7,015,000  MIG 1*     Lawrence GO Series A 4.00% due 6/1/98                          7,015,417
      14,000,000  NR++       Sedgewick County Airport Facility Revenue (Flight Safety
                               International Inc. Project) 4.25%(a)(b)                     14,000,000
                             Wichita Airport Authority Facilities Revenue
                               (Flight Safety International Project):
       3,300,000  NR++           4.15%(b)                                                   3,300,000
       6,170,000  NR++           4.25%(a)(b)                                                6,170,000
-----------------------------------------------------------------------------------------------------
                                                                                           33,885,417
-----------------------------------------------------------------------------------------------------
Kentucky -- 1.6%
       3,250,000  NR++       Calvert City PCR (BOC Group Inc. Project) 3.80%(b)             3,250,000
      19,400,000  VMIG 1*    Clipper Kentucky Tax-Exempt Trust PART 4.18%(b)               19,400,000
                             Hancock County IDR:
       1,516,000  A-1          Jefferson County IDR (Belknap Inc. Project) 3.70%(b)         1,516,000
                               Southwire Co.:
      21,685,000  NR++           Project A 4.25%(b)                                        21,685,000
       1,000,000  NR++           Project B 4.25%(b)                                         1,000,000
      35,000,000  MIG 1*     Kentucky TAN Series A 4.50% due 6/25/98                       35,160,200
       8,400,000  VMIG 1*    Pendeleton County Revenue 3.95% due 7/1/98(c)                  8,400,000
-----------------------------------------------------------------------------------------------------
                                                                                           90,411,200
-----------------------------------------------------------------------------------------------------
Louisiana -- 2.1%
       1,410,000  NR++       Kentwood IDR Refunding (Suntory Water Group Inc.)
                               4.15%(b)                                                     1,410,000
                             Lake Charles Harbor and Term District Revenue:
         400,000  P-1*         Citgo Pete Corp. 4.15%(b)                                      400,000
      12,000,000  A-1+         Port Improvement 4.15%(a)(b)                                12,000,000
                             Louisiana Public Facility Authority:
       4,200,000  NR++         Home Depot USA Inc. Project 4.25%(a)(b)                      4,200,000
       9,200,000  VMIG 1*      Sisters of Charity Series E 4.10%(b)                         9,200,000
       7,025,000  VMIG 1*    Louisiana State GO Series 29A  PART MBIA-Insured
                               4.20%(b)                                                     7,025,000
      12,000,000  A-1+       Louisiana State Offshore Term Authority Deepwater
                               Port Revenue First Stage Series A 4.00%(b)                  12,000,000
      36,550,000  VMIG 1*    New Orleans Aviation Board Revenue Refunding Series B
                               MBIA-Insured 4.05%(b)                                       36,550,000
       5,000,000  NR++       Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                               4.25%(a)(b)                                                  5,000,000
                             St. James Parish PCR (Texaco Project) TECP:
      27,900,000  A-1          Series A 3.70% due 10/7/97                                  27,900,000
       3,100,000  A-1          Series B 3.70% due 10/7/97                                   3,100,000
       1,000,000  NR++       Vermillion Parish IDR (Garan Inc. Project) 4.25%(a)(b)         1,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          119,785,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Maine -- 0.2%
     $ 1,845,000  A-1+       Maine Finance Authority Economic Development Revenue
                               Series A, B, C & E 3.95%(a)(b)                             $ 1,845,000
       9,500,000  A-1        Westbrook Revenue (Southern Container Corp. Project)
                               4.15%(a)(b)                                                  9,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           11,345,000
-----------------------------------------------------------------------------------------------------
Maryland -- 3.6%
                             Anne Arundel County Economic (Baltimore Gas &
                               Electric Co. Project):
      12,000,000  A-1            GO BAN TECP 3.70% due 10/14/97                            12,000,000
       6,160,000  A-1            TECP 3.85% due 10/7/97(a)                                  6,160,000
       3,000,000  A-1            TECP 3.70% due 12/8/97(a)                                  3,000,000
       4,000,000  A-1+       Baltimore County Economic Development Revenue
                               (Art Litho Co. Project) 4.25%(a)(b)                          4,000,000
      10,000,000  A-1+       Baltimore GO TECP 3.65% due 10/7/97                           10,000,000
       4,000,000  A-1+       Baltimore PCR Refunding (SCM Plants Project)
                               3.75%(a)(b)                                                  4,000,000
      18,700,000  A-1+       Eagle Tax-Exempt Trust PART (Northeast Maryland
                               Waste Disposal) MBIA-Insured 4.18%(b)                       18,700,000
       9,000,000  NR++       Maryland State Community Development Administration
                               Department Housing & Community Development
                               Series B 4.00%(a)(b)                                         9,000,000
      36,700,000  VMIG 1*    Maryland State Health & Higher Educational Facilities
                               Authority Revenue Peninsula General Hospital 4.10%(b)       36,700,000
                             Montgomery County Economic Development Revenue
                               (Howard Hughes Medical Center):
      12,100,000  A-1+           Series A 4.10%(b)                                         12,100,000
      25,500,000  A-1+           Series B 4.10%(b)                                         25,500,000
      25,500,000  A-1+           Series C 4.10%(b)                                         25,500,000
      27,500,000  A-1+       Montgomery County Housing Opportunity Community
                               Housing Revenue (Draper Land Apartments) Issue I
                               FGIC-Insured 4.20%(a)(b)                                    27,500,000
       8,300,000  A-1+       Washington County Economic Development Revenue
                               (Purina Mills Inc. Project) 4.10%(a)(b)                      8,300,000
-----------------------------------------------------------------------------------------------------
                                                                                          202,460,000
-----------------------------------------------------------------------------------------------------
Massachusetts  -- 1.4%
      10,395,000  VMIG 1*    Clipper Massachusetts Tax-Exempt Trust PART
                               AMBAC-Insured 4.28%(a)(b)                                   10,395,000
      45,000,000  SP-1+      Massachusetts Bay Transportation Authority
                               Series A 4.25% due 2/27/98                                  45,110,072
       1,600,000  A-1+       Massachusetts State Industrial Finance Agency PCR
                               (Holyoke Water Power Co.) Series A 4.00%(b)                  1,600,000
       5,000,000  A-1+       Massachusetts State GO Refunding Series B 3.60%(b)             5,000,000
      11,000,000  A-1+       Massachusetts Water Resource Authority Series A
                               AMBAC-Insured 4.00%(b)                                      11,000,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Massachusetts -- 1.4% (continued)
     $ 5,000,000  NR+        Springfield Mass BAN 4.10% due 11/21/97                      $ 5,002,691
-----------------------------------------------------------------------------------------------------
                                                                                           78,107,763
-----------------------------------------------------------------------------------------------------
Michigan -- 2.9%
       3,500,000  NR++       Berrien County Limited Obligation Revenue
                               (Menasha Corp. Project) 4.15%(b)                             3,500,000
       4,500,000  A-1        Dearborn Economic Development Corp. Revenue
                               (Oakbrook Common Project) 4.05%(b)                           4,500,000
      18,850,000  A-1+       Detroit Sewer Disposable Revenue PART
                               FGIC-Insured  4.20%(b)                                      18,850,000
                             Michigan State HDA:
       5,950,000  A-1+         Series B 4.10%(b)                                            5,950,000
       5,000,000  A-1+         Series 1988A TECP 3.70% due 11/17/97(a)                      5,000,000
      14,180,000  NR+          Series 1995D PART 4.25%(b)                                  14,180,000
       4,000,000  VMIG 1*      Series 2010 Rental Housing Revenue PART
                                 FSA-Insured 4.25%(a)(b)                                    4,000,000
       5,500,000  VMIG 1*      Woodland Meadows Project Revenue 4.20%(a)(b)                 5,500,000
                             Michigan State Hospital Finance Authority Revenue:
       7,000,000  VMIG 1*      Mt. Clemens Hospital Refunding 3.75%(b)                      7,000,000
       5,100,000  A-1          St. Mary Hospital of Livonia Series A 4.05%(b)               5,100,000
      45,000,000  SP-1+      Michigan State Municipal Board Authority Revenue
                               Series B 4.50% due 7/2/98                                   45,217,657
                             Michigan Strategic Fund PCR (General Motors
                               Corp. Project):
      20,440,000  VMIG 2*        4.10%(b)                                                  20,440,000
       3,000,000  VMIG 2*        Refunding 4.20%(b)                                         3,000,000
      24,760,000  A-1+       State Building Authority TECP Series 1 3.70% due 10/9/97      24,760,000
-----------------------------------------------------------------------------------------------------
                                                                                          166,997,657
-----------------------------------------------------------------------------------------------------
Minnesota -- 3.0%
                             Becker PCR (Nothern State Power Co.):
       5,000,000  A-1+         3.65% due 11/3/97                                            5,000,000
       9,900,000  A-1+         Series A TECP 3.40% due 10/15/97                             9,900,000
       1,900,000  A-1+         Series B TECP 3.65% due 10/10/97                             1,900,000
      14,900,000  A-1+         Series B TECP 3.70% due 10/22/97                            14,900,000
       4,000,000  A-1+       Bloomington Multi-Family Revenue Refunding (Rental
                               Housing Crow/Bloomington) 4.15%(b)                           4,000,000
      51,485,000  A-1+       Capital Realty Investments Tax-Exempt PART 4.25%(b)           51,485,000
      24,000,000  A-1+       Eagle Tax-Exempt Minnesota GO PART
                               3.50% due 5/1/97(c)                                         24,000,000
       1,000,000  A-1+       Hubbard County Solid Waste Disposal Revenue (Potlatch
                               Corp. Project) 4.10%(a)(b)                                   1,000,000
      13,210,000  A-1+       Minneapolis GO Series B 4.10%(b)                              13,210,000
       9,900,000  A-1+       Minneapolis St. Paul Housing Finance Multi-Family
                               Revenue 4.25%(a)(b)                                          9,900,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Minnesota -- 3.0% (continued)
     $ 7,565,000  NR+        Minnesota State GO PART 3.70% due 10/30/97(c)                $ 7,565,000
                             Rochester Health Care Facility (Mayo Foundation Project):
      10,000,000  A-1+         Series A 4.30%(b)                                           10,000,000
      16,600,000  A-1+         Series C 4.30%(b)                                           16,600,000
-----------------------------------------------------------------------------------------------------
                                                                                          169,460,000
-----------------------------------------------------------------------------------------------------
Mississippi --  0.3%
       2,880,000  NR++       Jackson IDR Refunding (McKesson Corp. Project) 4.15%(b)        2,880,000
       5,000,000  A-1+       Mississippi Business Financial Corp. Solid Waste
                               Disposal Revenue 4.25%(b)                                    5,000,000
       5,350,000  NR++       Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                               4.15%(b)                                                     5,350,000
       1,500,000  NR++       Washington County IDR (La-Z-Boy Chair Co. Project)
                               4.25%(a)(b)                                                  1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           14,730,000
-----------------------------------------------------------------------------------------------------
Missouri -- 1.5%
       6,495,000  A-1+       Kansas City IDA Multi-Family Housing Revenue (Willow
                               Creek IV Apartments) 4.05%(b)                                6,495,000
      13,000,000  A-1+       Maries County IDA Solid Waste Management Revenue
                               4.30%(a)(b)                                                 13,000,000
                             Missouri Higher Education Loan Authority
                               Student Loan Revenue:
      13,300,000  VMIG 1*        Series 88A 4.10%(a)(b)                                    13,300,000
      14,300,000  MIG 1*         Series 90A 4.10%(a)(b)                                    14,300,000
       1,250,000  VMIG 1*        Series 90B 4.10%(a)(b)                                     1,250,000
       1,665,000  VMIG 1*    Missouri State Economic Development Export &
                               Infrastructure Board IDA Series E 4.20%(b)                   1,665,000
       4,000,000  P-1*       Missouri State Environmental Improvement and Energy
                               Authority (Utilicorp United Inc. Project) 4.15%(a)(b)        4,000,000
       6,000,000  A-1+       Missouri State Environmental PCR (Union Electric Project)
                               TECP 3.65% due 10/8/97                                       6,000,000
                             Missouri State Health & Educational Facilities
                               Authority Revenue:
       6,000,000  A-1+           Series B 4.05%(b)                                          6,000,000
       2,000,000  A-1+           SSM Health Care Projects MBIA-Insured
                                 Series C 3.70%(b)                                          2,000,000
       8,100,000  A-1+           St. Anthony's Medical Center Series B 4.05%(b)             8,100,000
                                 St. Charles County IDA Revenue Refunding:
       3,100,000  A-1+             Casalon Apartment Project 4.15%(b)                       3,100,000
       3,000,000  VMIG 1*          Venture Stores Inc. Project 4.05%(b)                     3,000,000
       4,000,000  NR++       Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                               4.13%(b)                                                     4,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           86,210,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Montana -- 0.2%
     $ 1,400,000  NR++       Missoula IDR (Washington Corp. Project) 3.56%(b)             $ 1,400,000
       3,925,000  A-1+       Montana Board of Investment (Colstrip 89) 4.53%(b)             3,925,000
       4,000,000  VMIG 1*    Montana State Board Housing 4.25%(a)(b)                        4,000,000
-----------------------------------------------------------------------------------------------------
                                                                                            9,325,000
-----------------------------------------------------------------------------------------------------
Nebraska -- 1.4%
                             Nebraska Higher Education Loan Program Income Revenue
                               Student Loan Program:
      22,280,000  A-1+           Series D 4.15%(a)(b)                                      22,280,000
       1,600,000  VMIG 1*        Series 1985A MBIA-Insured 4.05%(b)                         1,600,000
      21,075,000  A-1+           Series 1986D 4.15%(a)(b)                                  21,075,000
      27,325,000  A-1+           Series 2016C 4.15%(a)(b)                                  27,325,000
       4,600,000  A-1+           Series 2018C 4.15%(a)(b)                                   4,600,000
-----------------------------------------------------------------------------------------------------
                                                                                           76,880,000
-----------------------------------------------------------------------------------------------------
Nevada -- 0.9%
       5,190,000  A-1+       Clark County Airport Improvement Revenue Lien Series A-2
                               4.20%(a)(b)                                                  5,190,000
      29,000,000  A-1+       Clark County IDR Nevada Power Co. Project 4.25%(a)(b)         29,000,000
                             Clark County PCR Southern California Edison Project
                               TECP Series A:
       5,000,000  A-1+           3.70% due 11/13/97(a)                                      5,000,000
       3,000,000  A-1+           3.80% due 12/8/97(a)                                       3,000,000
      11,450,000  A-1+       Clark County School District PART FGIC-Insured 4.20%(b)       11,450,000
-----------------------------------------------------------------------------------------------------
                                                                                           53,640,000
-----------------------------------------------------------------------------------------------------
New Hampshire -- 1.6%
       4,200,000  A-1+       New Hampshire Higher Educational & Health Facilities
                               Authority Revenue (VHA New England Inc.)
                               Series E AMBAC-Insured 4.15%(b)                              4,200,000
                             New Hampshire State Business Finance Authority PCR
                               Refunding Public Service Co. (Connecticut Light &
                               Power Co. Project):
       7,000,000  A-1+           Series A 4.15%(a)(b)                                       7,000,000
      27,000,000  A-1+           Series D 4.25%(a)(b)                                      27,000,000
      40,500,000  A-1+           Series E 4.15%(a)(b)                                      40,500,000
       3,100,000  A-1        New Hampshire State Finance Authority PCR
                               (New England Power Co.) TECP 3.65% due 10/10/97              3,100,000
       2,000,000  A-1+       New Hampshire State IDA Revenue PCR
                               (Connecticut Light & Power Co.) 4.20%(a)(b)                  2,000,000
       5,000,000  A-1        New Hampshire State PCR (New England Power Co.)
                               TECP 3.75% due 10/23/97(a)                                   5,000,000
       2,900,000  AAA        New Hampshire State Turnpike System Revenue
                               (Pre-Refunded -- Escrowed with U.S. government
                               securities to 11/1/97 Call @ 102) 8.125% due 11/1/07         2,968,278
-----------------------------------------------------------------------------------------------------
                                                                                           91,768,278
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
New Jersey -- 0.5%
     $26,500,000  A-1+       New Jersey State Housing & Mortgage Finance Agency
                               Revenue MBIA-Insured 4.20%(a)(b)                          $ 26,500,000
-----------------------------------------------------------------------------------------------------
New Mexico -- 0.4%
       4,900,000  NR++       Bellen IDR (Solo New Mexico Project) 4.25%(a)(b)               4,900,000
       2,800,000  A-1+       Eagle Tax-Exempt PART (New Mexico Mortgage
                               Finance) FGIC-Insured 4.18%(a)(b)                            2,800,000
       3,340,000  A-1+       Farmington PCR Refunding (Public Service Co. San Juan)
                               Series B 4.10%                                               3,340,000
                             New Mexico Mortgage Finance Authority:
       4,165,000  A-1+         Series 1995 4.25%(a)(b)                                      4,165,000
       5,000,000  SP-1+        Series D-2 3.95% due 6/15/98(a)(c)                           5,000,000
       3,000,000  NR+        Santa Fe Single-Family Mortgage Revenue Series 1995
                               3.70% due 11/1/97                                            3,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           23,205,000
-----------------------------------------------------------------------------------------------------
New York --  3.2%
                             Eagle Tax-Exempt PART:
       2,000,000  A-1+         NYC Environment FSA-Insured 4.18%(b)                         2,000,000
      16,100,000  A-1+         NYC Municipal Water MBIA-Insured 4.18%(b)                   16,100,000
       2,000,000  A-1+         NYS Med Care AMBAC-Insured 4.18%(b)                          2,000,000
      10,000,000  NR+        Eastern Suffolk Educational Services First Supervisory
                               District RAN 4.50% due 6/24/98                              10,034,981
      20,450,000  NR+        Monroe County GO BAN Series B 4.00% due 12/12/97              20,469,484
                             Nassau County:
      10,000,000  SP-1+        BAN Series B 4.50% due 11/14/97                             10,007,625
       6,000,000  SP-1+        RAN Series B 4.50% due 4/10/98                               6,019,807
                             NYC GO:
       4,000,000  A-1+         PART AMBAC-Insured 4.15%(b)                                  4,000,000
       2,500,000  A-1+         PART MBIA-Insured 4.15%(b)                                   2,500,000
      13,690,000  A-1          Series M AMBAC-Insured 3.85% due 12/2/97(c)                 13,690,000
      16,000,000  A-1+         Sub-Series J2 TECP 3.70% due 10/10/97                       16,000,000
                             NYC Muni Water Finance Authority Water & Sewer
                               System Revenue PART:
       3,000,000  A-1+           Series 4 TECP 3.80% due 11/6/97                            3,000,000
       9,685,000  A-1+           Series 12 MBIA-Insured 4.10%(b)                            9,685,000
                             New York State Energy Research & Development
                               Authority PCR:
       2,400,000  A-1+           Niagara Mohawk Power Project 4.10%(b)                      2,400,000
       2,800,000  A-1            Rochester Gas & Electric Corp. MBIA-Insured
                                 Series B 4.20%(b)                                          2,800,000
      25,100,000  A-1+       New York State Local Government Assistance Corp.
                               Series A 3.95%(b)                                           25,100,000
      10,098,000  NR++       New York State Medical Care Facilities Finance Agency
                               Revenue PART Series B FSA-Insured 4.10%(b)                  10,098,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
New York --  3.2% (continued)
     $24,275,000  A-1+       New York State Thruway Authority Revenue PART
                               SGA 66 4.10%(b)                                           $ 24,275,000
       3,000,000  NR++       Rochester GO PART AMBAC-Insured 4.20%(b)                       3,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          183,179,897
-----------------------------------------------------------------------------------------------------
North Carolina -- 1.1%
       6,000,000  NR++       Alamance County Industrial Facilities & PCR Financing
                               Authority (Culp Inc. Project) 4.25%(a)(b)                    6,000,000
       3,500,000  NR++       Iredell County Industrial Facilities & PCFA Industrial
                               Revenue (Valspar Corp. Project) 4.25%(a)(b)                  3,500,000
       4,335,000  A-1+       Mecklenburg County Lease Revenue
                               (The Young Men's Christian Project) 4.05%(b)                 4,335,000
       9,995,000  A-1        North Carolina HFA Series PP 4.20%(a)(b)                       9,995,000
                             North Carolina Municipal Power Agency Authority
                               (Catawba Project) TECP:
      11,500,000  A-1+           3.70% due 10/20/97                                        11,500,000
      18,810,000  A-1+           3.65% due 11/3/97                                         18,810,000
       3,625,000  NR++       Pasquotank County Hospital Revenue 4.17%(b)                    3,625,000
       5,000,000  A-1+       University of North Carolina Revenue (Kenan Memorial
                               Stadium) 4.05%(b)                                            5,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           62,765,000
-----------------------------------------------------------------------------------------------------
Ohio --  2.4%
       7,100,000  VMIG 1*    Clermont County Hospital Facilities Revenue (Mercy Health
                               Systems) Series A 3.70%(b)                                   7,100,000
      14,000,000  A-1+       Eagle Tax-Exempt Ohio Water District PART
                               AMBAC-Insured 3.30%(b)                                      14,000,000
      15,000,000  A-1+       Lake County Hospital Facilities Revenue (Lake Hospital
                               Systems Inc.) 4.15%(b)                                      15,000,000
                             Lorraine County Mercy Health Systems TECP:
      10,000,000  A-1+         3.70% due 11/3/97                                           10,000,000
      15,000,000  A-1+         3.70% due 11/4/97                                           15,000,000
       2,000,000  NR++       Oakwood Village IDR (Sennet Steel Corp. Project) 4.10%(b)      2,000,000
      18,300,000  SP-1+      Ohio School Districts TAN Series B 4.47% due 6/30/98          18,377,552
                             Ohio State Air Quality Development Authority Revenue:
       4,000,000  A-1+         JMG FDG Limited Partnership Series A 4.15%(a)(b)             4,000,000
       8,000,000  A-1+         TECP Duquesne Light PCR Series 88 3.75% due 10/7/97(a)       8,000,000
       5,000,000  P-1*       Ohio State Solid Waste Disposal Revenue
                               (USG Corp. Project) 4.00%(a)(b)                              5,000,000
                             Ohio State Water Development Authority:
       5,500,000  A-1+         Duquesne Light Co. Project PCR 4.20%(a)(b)                   5,500,000
       9,900,000  VMIG 1*      Timken Co. Project Waste Disposal Revenue 4.10%(a)(b)        9,900,000
       1,600,000  A-1        Scioto County Hospital Revenue (VHA Center Inc.) Series D
                               AMBAC-Insured 4.15%(b)                                       1,600,000
      21,795,000  SP-1+      Summit County BAN Series A 4.50% due 6/4/98                   21,884,017
       1,480,000  A-1+       Toledo City Services Special Assessment Notes 4.15%(b)         1,480,000
-----------------------------------------------------------------------------------------------------
                                                                                          138,841,569
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Oklahoma -- 0.4%
     $ 7,030,000  VMIG 1*    Broken Arrow Economic Development Authority
                               (Paragon Films Inc. Project) 4.42%(a)(b)                   $ 7,030,000
       4,500,000  NR++       Creek County Industrial Authority IDR
                               (Henry Vogt Machinery) 4.30%(a)(b)                           4,500,000
       8,980,000  A-1+       Oklahoma State Student Loan Authority Revenue
                               (Student Loan) Series A MBIA-Insured 4.15%(a)(b)             8,980,000
-----------------------------------------------------------------------------------------------------
                                                                                           20,510,000
-----------------------------------------------------------------------------------------------------
Oregon -- 1.0%
       1,300,000  NR++       Oregon State Economic Development Commission Economic
                               & IDR (Trust Joint) 4.15%(b)                                 1,300,000
      11,185,000  A-1+       Oregon State GO Series 73F 4.05%(b)                           11,185,000
                             Oregon State Housing & Community Services Department
                               Mortgage Revenue (Single Family Mortgage Program):
      10,000,000  VMIG 1*        Series C 3.95% due 5/14/98(c)                             10,000,000
       2,500,000  VMIG 1*        Series D 4.05% due 5/14/98(a)(c)                           2,500,000
                             Oregon State Veterans Welfare:
       4,000,000  NR+          Series B 3.95% due 2/2/98(c)                                 4,000,000
       5,000,000  NR+          Series C 4.05% due 2/2/98(a)(c)                              5,000,000
       6,850,000  A-1        Port St. Helen's PCR (Portland General Electric)
                               Series A 4.10%(b)                                            6,850,000
      16,900,000  P-1*       Washington County Multi-Family Housing Authority
                               (Cedar Mill Project) 4.15%(a)(b)                            16,900,000
-----------------------------------------------------------------------------------------------------
                                                                                           57,735,000
-----------------------------------------------------------------------------------------------------
Pennsylvania -- 6.4%
       6,750,000  NR++       Allegheny County Hospital Development Authority Revenue
                               (Health Care Dialysis Clinic) 3.75%(b)                       6,750,000
                             Allegheny County IDA IDR:
       3,400,000  VMIG 1*      Longwood At Oakmont Inc. Series D 4.05%(b)                   3,400,000
       5,800,000  VMIG 1*      Residential Rental Development Series A 4.25%(a)(b)          5,800,000
                             Beaver County PCR IDA (Duquesne Light Co.) TECP:
       4,200,000  A-1+         3.85% due 10/7/97(a)                                         4,200,000
       5,000,000  A-1+         3.625% due 10/30/97(a)                                       5,000,000
       6,000,000  NR++       Berks County TRAN 4.375% due 12/31/97                          6,010,528
       2,600,000  NR++       Bucks County IDA IDR (Dunmore Corp. Project) 4.20%(a)(b)       2,600,000
      12,400,000  A-1+       Cambria County IDA Resource Recovery Revenue
                               (Cambria Cogen Project) Series V-2 4.15%(a)(b)              12,400,000
                             Carbon County IDA Resource Recovery
                               (Panther Creek) TECP:
       8,975,000  A-1+           3.65% due 10/9/97(a)                                       8,975,000
       2,700,000  A-1+           3.75% due 10/23/97(a)                                      2,700,000
      17,000,000  A-1+           3.70% due 11/12/97(a)                                     17,000,000
      11,000,000  A-1+       Commonwealth of Pennsylvania PART FGIC-Insured
                               3.90% due 12/3/97(c)                                        11,000,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Pennsylvania -- 6.4% (continued)
     $ 8,665,000  A-1+       Commonwealth of Pennsylvania State GO PART
                               AMBAC-Insured 3.95%(b)                                     $ 8,665,000
       9,910,000  VMIG 1*    Cumberland County Municipal Authority Revenue
                               (United Methodist Aging Homes) 3.87% due 6/4/98(c)           9,910,000
                             Delaware County IDR (Philadelphia Electric Co.)
                               FGIC-Insured TECP:
       1,600,000  A-1+           3.65% due 10/8/97                                          1,600,000
       8,000,000  A-1+           3.60% due 11/13/97                                         8,000,000
                             Eagle Tax-Exempt Trust PART AMBAC-Insured
                               Beaver County:
      19,000,000  A-1+           Series 95A 4.18%(b)                                       19,000,000
      19,000,000  A-1+           Series 95B 4.18%(b)                                       19,000,000
       3,900,000  NR++       East Pennsylvania Industrial & Commercial
                               Development Authority (Electronic Data Systems
                               Corp.) 4.15%(a)(b)                                           3,900,000
         375,000  A-1        Emmaus General Authority Revenue
                               Sub-Series E9 4.20%(b)                                         375,000
      20,110,000  VMIG 1*    Indiana County IDA PCR (Conemaugh Project)
                               Series A 4.15%(a)(b)                                        20,110,000
       2,500,000  NR++       Luzerne County IDA IDR (Culp Inc. Project) 4.25%(a)(b)         2,500,000
       5,400,000  A-1+       Pennsylvania Energy Development Authority (Piney Creek)
                               Series A 4.20%(a)(b)                                         5,400,000
                             Pennsylvania State Higher Education Assistance Agency
                               Student Loan Revenue:
       3,200,000  A-1+           Series B 4.10%(a)(b)                                       3,200,000
      10,000,000  A-1+           Series C 4.10%(a)(b)                                      10,000,000
       8,200,000  A-1        Pennsylvania State Higher Educational Facilities Authority
                               Health Services Revenue (Allegheny Delaware VY-D)
                               4.00%(b)                                                     8,200,000
      75,000,000  SP-1+      Philadelphia TRAN 4.50% due 6/30/98                           75,281,851
      18,700,000  P-1*       Quakertown General Authority Revenue (Pooled
                               Financing Program) Series A FGIC-Insured 3.75%(b)           18,700,000
      19,800,000  VMIG 1*    Quakertown Hospital Program Series 1985A 4.15%(b)             19,800,000
       5,800,000  A-1        Sayre Health Care Facilities Authority Revenue
                               (VHR Cap Financing Project) Series J
                               AMBAC-Insured 4.10%(b)                                       5,800,000
      10,235,000  A-1+       Southeastern Transportation Authority Special
                               Revenue PART FGIC-Insured 4.20%(b)                          10,235,000
                             Venango IDA (Scrubgrass Project) TECP:
       2,600,000  A-1+         3.70% due 10/8/97(a)                                         2,600,000
       4,915,000  A-1+         3.80% due 12/8/97(a)                                         4,915,000
      17,600,000  A-1        York General Authority Pooled Financing Revenue 4.05%(b)      17,600,000

-----------------------------------------------------------------------------------------------------
                                                                                          360,627,379
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Rhode Island -- 0.4%
     $17,042,000  NR+        Cranston GO BAN 4.25% due 10/1/97                           $ 17,042,000
       3,900,000  A-1+       Providence (Washington Street Garage Corp.
                               Project) 4.20%(a)(b)                                         3,900,000
-----------------------------------------------------------------------------------------------------
                                                                                           20,942,000
-----------------------------------------------------------------------------------------------------
South Carolina --  1.1%
                             Anderson County Industrial Revenue:
       6,580,000  NR++         Culp Inc. Project 4.25%(a)(b)                                6,580,000
       2,400,000  NR++         Fed Paper Board Co. Inc. Project 4.25%(a)(b)                 2,400,000
       4,000,000  NR++         Mikron Corp. Anderson Project 4.40%(a)(b)                    4,000,000
       2,252,000  NR++       Chesterfield County IDR (Culp Inc. Project) 4.25%(a)(b)        2,252,000
         700,000  P-1*       Horry County Revenue (Carolina Treatment) 4.15%(b)               700,000
      19,000,000  SP-1+      Piedmont Muni Power Agency Electric Revenue Refunding
                               Series A MBIA-Insured TECP 3.73% due 1/7/98                 19,000,000
                             South Carolina Jobs Economic Development
                               Authority Revenue:
       5,000,000  P-1*           BASF Corp. Project 4.10%(a)(b)                             5,000,000
       4,200,000  NR++           Conco Medical Products Project 4.25%(a)(b)                 4,200,000
       4,300,000  NR++           Galey & Lord Industries Inc. Project 4.25%(a)(b)           4,300,000
       2,000,000  NR++           Greenville Machinery Project 4.25%(a)(b)                   2,000,000
       6,000,000  NR++           Orders Realty Co. Inc. Project 4.25%(a)(b)                 6,000,000
       6,070,000  A-1+       South Carolina Public Service Authority TECP
                               3.70% due 10/22/97                                           6,070,000
-----------------------------------------------------------------------------------------------------
                                                                                           62,502,000
-----------------------------------------------------------------------------------------------------
South Dakota -- 0.4%
       7,000,000  P-1*       Lawrence County Solid Waste Disposal Revenue
                               (Homestake Mining) Series A 4.05%(b)                         7,000,000
      15,445,000  VMIG 1*    South Dakota HDA Series F 3.75% due 11/13/97                  15,445,000
-----------------------------------------------------------------------------------------------------
                                                                                           22,445,000
-----------------------------------------------------------------------------------------------------
Tennessee -- 3.0%
       4,735,000  P-1*       Anderson County Tennessee IDB Revenue Becromal of
                               America Inc. Project 4.60%(a)(b)                             4,735,000
       7,500,000  A-1+       Clarksville Public Building Authority Revenue (Pooled
                               Financing Tennessee Muni Board Fund) 4.10%(b)                7,500,000
       9,700,000  A-1+       Eagle Tax-Exempt PART (Tennessee HDA)
                               FSA-Insured 4.28%(a)(b)                                      9,700,000
       8,100,000  NR++       Loudon IDB PCR (AE Stanley Manufacturing) 4.15%(b)             8,100,000
      11,400,000  VMIG 1*    Metro Government Nashville & Davidson County IDB
                               Revenue Multi-Family Housing (Arbor Knoll)
                               4.15%(b)                                                    11,400,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Tennessee -- 3.0% (continued)
     $20,700,000  A-1+       Metropolitan Nashville Airport Refunding FGIC-Insured
                               Series 1995 4.10%(b)                                      $ 20,700,000
       2,600,000  NR++       Roane County IDB IDR (Great Lakes Carbon Corp.)
                               3.80%(b)                                                     2,600,000
                             Sevier County Public Building Authority (Local Government
                               Public Improvement) AMBAC-Insured:
       6,700,000  VMIG 1*        Series B 4.05%(b)                                          6,700,000
       4,500,000  VMIG 1*        Series E-2 4.05%(b)                                        4,500,000
       1,750,000  VMIG 1*        Series E-5 4.05%(b)                                        1,750,000
       5,300,000  VMIG 1*        Series E-6 4.05%(b)                                        5,300,000
      28,500,000  A-1+       Tennessee State Housing Development Agency
                               (Homeownership Project) Series 5-B
                               3.85% due 3/5/98(a)(c)                                      28,500,000
      31,500,000  SP-1+      Tennessee State Local Development Authority Revenue
                               BAN Series A 4.25% due 5/28/98                              31,571,366
                             Volunteer State Student Funding Corp. Tennessee
                               Student Loan Revenue:
       2,000,000  A-1            Series A 4.15%(a)(b)                                       2,000,000
      26,000,000  A-1            Series A-3 4.15%(a)(b)                                    26,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          171,056,366
-----------------------------------------------------------------------------------------------------
Texas -- 12.9%
                             Austin Combine Utility System Series A TECP:
       1,750,000  A-1+         3.65% due 10/9/97                                            1,750,000
      11,325,000  A-1+         3.70% due 10/22/97                                          11,325,000
      19,340,000  A-1+       Austin Utility System Revenue PART MBIA-Insured 4.20%(b)      19,340,000
       8,500,000  A-1+       Bexar County HFA Multi-Family Revenue Refunding
                               (Fountainhead Apartments) 4.15%(b)                           8,500,000
                             Brazos River Authority PCR (Texas Utilities Electric Co.) TECP:
      34,170,000  A-1+         3.85% due 10/30/97(a)                                       34,171,113
      10,000,000  A-1          3.80% due 2/19/98(a)                                        10,000,000
         600,000  P-1*       Brazos River Harbor Navy District Revenue (BASF Corp.
                               Project) 4.05%(b)                                              600,000
       4,100,000  A-1+       Brownsvillle Utility System TECP Series A 3.65% due 10/9/97    4,100,000
                             Corpus Christi Texas IDA IDR (Dedietrich USA Inc. Project):
       3,000,000  P-1*         #129AX 4.20%(a)(b)                                           3,000,000
       2,000,000  P-1*         #129BX 4.20%(a)(b)                                           2,000,000
      15,000,000  A-1+       Dallas Fort Worth Regional Airport Revenue PART
                               MBIA-Insured 4.25%(b)                                       15,000,000
                             Eagle Tax-Exempt PART:
       9,900,000  A-1+         Bexar County 4.25%(a)(b)                                     9,900,000
       8,400,000  A-1+         San Antonio AMBAC-Insured 4.18%(b)                           8,400,000
      11,000,000  A-1+       Greater East Texas Higher Education Authority Inc.
                               Student Loan Revenue Senior Lien Series 1995A
                               3.85% due 5/1/98(a)(c)                                      11,000,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Texas -- 12.9% (continued)
     $ 3,100,000  NR++       Guadalupe Blanco River IDA IDR Refunding (BOC Group Inc.
                               Project) 4.15%(b)                                          $ 3,100,000
       2,100,000  A-1+       Gulf Coast Waste Disposal  Authority PCR (Amoco
                               Standard Oil Co. Project) 4.00%(a)(b)                        2,100,000
                             Harris County:
                               GO Series A TECP:
       2,340,000  A-1+           3.65% due 10/6/97                                          2,340,000
       2,486,000  A-1+           3.65% due 10/10/97                                         2,486,000
       9,400,000  VMIG 1*    Health Facilities Development Corp. Revenue (Buckner
                                 Retirement Services Project) 4.10%(b)                      9,400,000
      25,910,000  A-1+         PART 4.20%(b)                                               25,910,000
      34,100,000  VMIG 1*      TAN 4.25% due 2/27/98                                       34,176,866
       7,000,000  A-1+       Hockley County IDC PCR (Amoco Project)
                               3.70% due 3/1/98(c)                                          7,000,000
                             Houston Airport TECP Series A:
       3,000,000  A-1+         3.70% due 10/9/97(a)                                         3,000,000
      11,200,000  A-1+         3.70% due 10/14/97(a)                                       11,200,000
                             Houston GO TECP:
                               Series A:
       5,000,000  A-1+           3.70% due 10/1/97                                          5,000,000
       5,000,000  A-1+           3.70% due 10/16/97                                         5,000,000
      10,000,000  A-1+         Series B 3.65% due 10/10/97                                 10,000,000
                             Intermountain Power Agency TECP Series 85F:
      10,200,000  A-1+         3.70% due 10/20/97                                          10,200,000
       5,900,000  A-1+         3.70% due 10/22/97                                           5,900,000
       9,800,000  A-1+       Katy Independent School District 3.40%(b)                      9,800,000
       8,000,000  NR++       Leon County IDC IDR (BOC Group Inc. Project) 4.15%(b)          8,000,000
      15,000,000  A-1+       Lower Colorado River Authority TECP Series C
                               3.70% due 11/3/97                                           15,000,000
      15,000,000  VMIG 1*    Mansfield Independent School District 4.15%(b)                15,000,000
       1,100,000  NR++       McAllen Health Facilities Development Corp. Revenue
                               (McAllen Associates No. 1) 4.15%(b)                          1,100,000
      17,900,000  P-1*       Midlothina IDC PCR (Crow Cem Co. Project) 4.15%(b)            17,900,000
                             North Texas Higher Education Authority Inc.
                               Student Loan Revenue Refunding:
       6,700,000  A-1+           Series 1991A 4.10%(a)(b)                                   6,700,000
       3,500,000  SP-1+          Series 1991F AMBAC-Insured 4.10%(a)(b)                     3,500,000
       5,500,000  SP-1+          Series 1993A 4.10%(a)(b)                                   5,500,000
      15,400,000  VMIG 1*        Series 1996C AMBAC-Insured 4.10%(a)(b)                    15,400,000
       4,000,000  A-1        Plano Health Development Corp. Hospital MBIA-Insured
                               TECP 3.70% due 10/9/97                                       4,000,000
                             Port Corpus Christi IDC Revenue Refunding (Valero Refining):
      24,400,000  A-1+         Series C 4.00%(b)                                           24,400,000
       2,100,000  A-1+         Series D 4.20%(a)(b)                                         2,100,000
      15,000,000  A-1+       Richardson Independent School District Series A 4.15%(b)      15,000,000
       2,850,000  NR++       Round Rock IDC IDR Refunding (Tellabs Inc. Project) 4.15%(b)   2,850,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Texas -- 12.9% (continued)
     $23,000,000  VMIG 1*    Sabine River Authority PCR (Texas Utilities Project)
                               Series A MBIA-Insured 4.10%(a)(b)                         $ 23,000,000
       6,000,000  A-1        San Antonio Electric TECP Series A
                               3.75% due 11/13/97(a)                                        6,000,000
      20,500,000  A-1+       San Antonio Housing Finance Corp. Multi-Family Housing
                               Revenue (Braesview Apartments Project) 3.70%(a)(b)          20,500,000
       3,570,000  A-1+       Texas A&M University Revenue PART AMBAC-Insured
                               4.20%(b)                                                     3,570,000
      57,965,000  VMIG 1*    Texas Small Business IDC IDR (Texas Public
                               Capital Access) 4.10%(b)                                    57,965,000
     194,000,000  SP-1+      Texas State TRAN Series A 4.75% due 8/31/98                  195,566,194
       5,900,000  VMIG 2*    Trinity River Authority PCR (General Motors Corp.
                               Project) 4.20%(b)                                            5,900,000
-----------------------------------------------------------------------------------------------------
                                                                                          734,650,173
-----------------------------------------------------------------------------------------------------
Utah -- 2.5%
      20,000,000  A-1+       Intermountain Power Agency Power Supply Revenue
                               Series E 3.80% due 6/15/98(c)                               20,000,000
       4,000,000  A-1+       Morgan County Solid Waste Disposal Revenue
                               (Holnam Inc. Project) 4.20%(a)(b)                            4,000,000
       4,945,000  A-1        Ogden City IDR (Infiltrator System Inc. Project)
                               4.15%(a)(b)                                                  4,945,000
                             Salt Lake City:
      23,000,000  A-1+         Airport Revenue Series A 4.20%(a)(b)                        23,000,000
      15,000,000  A-1+         Revenue Bonds (IHC Health Services Inc.) 3.70%(b)           15,000,000
      17,000,000  NR+          TRAN 4.00% due 12/31/97                                     17,014,377
       4,900,000  VMIG 1*    Salt Lake County Housing Authority (Sandy Retirement
                               Center) 3.80%(b)                                             4,900,000
                             Utah State Board Regents Student Loan Revenue:
                               AMBAC-Insured:
      27,000,000  A-1+           Series A 4.10%(a)(b)                                      27,000,000
      15,000,000  VMIG 1*        Series C 4.10%(a)(b)                                      15,000,000
      12,600,000  A-1+           Series L 4.10%(a)(b)                                      12,600,000
-----------------------------------------------------------------------------------------------------
                                                                                          143,459,377
-----------------------------------------------------------------------------------------------------
Vermont -- 0.3%
      14,200,000  A-1+       Vermont IDA IDR (Ryegate Project) 4.15%(a)(b)                 14,200,000
-----------------------------------------------------------------------------------------------------
Virginia -- 0.6%
       2,100,000  A-1+       Brunswick County IDA Facility Revenue (Aegis Waste
                               Solutions Inc.) 4.25%(b)                                     2,100,000
       4,100,000  VMIG 1*    Charles City & County IDA Exempt Facility Revenue
                               (Chambers Development of Virginia Inc. Project)
                               4.05%(a)(b)                                                  4,100,000
       7,400,000  A-1        Fairfax County IDA (Inova Health Systems) TECP
                               3.40% due 10/6/97                                            7,400,000
       6,505,000  NR++       Hampton Roads Sanitation Waste Water Revenue PART
                               4.12%(b)                                                     6,505,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Virginia -- 0.6% (continued)
     $ 3,000,000  A-1+       King George County IDA Solid Waste Disposal Facility
                               Revenue (Garnet of VA Inc. Project) 4.20%(a)(b)            $ 3,000,000
       9,385,000  VMIG 1*    Virginia State HDA Commonwealth Mortgage TOB
                               4.25%(a)(b)                                                  9,385,000
-----------------------------------------------------------------------------------------------------
                                                                                           32,490,000
-----------------------------------------------------------------------------------------------------
Washington -- 2.0%
                             Eagle Tax-Exempt PART:
      14,000,000  A-1+         Washington Public Power Services MBIA-Insured
                                 4.18%(b)                                                  14,000,000
      14,600,000  A-1+         Washington State GO 3.50% due 1/1/98(c)                     14,600,000
      17,255,000  A-1+       Pierce County EDA Special Revenue (Weyerhaeuser
                               Real Estate) 4.00%(b)                                       17,255,000
       1,200,000  P-1*       Pierce County EDC Dock and Wharf Facility Revenue
                               (Securities Industry Project) 4.15%(a)(b)                    1,200,000
       7,245,000  NR++       Pierce County (Port Sea-Land Service Project) 4.15%(b)         7,245,000
       6,500,000  A-1        Port Pasco Economic Development (Douglas Fruit Co. Inc.
                               Project) 4.20% (a)(b)                                        6,500,000
                             Washington Metropolitan Airport Authority TECP:
      10,000,000  A-1+         4.00% due 11/17/97                                          10,000,000
      10,000,000  NR++         3.95% due 2/20/98(a)                                        10,000,000
                             Washington State Housing Finance Commission
                               Multi-Family Mortgage Revenue:
       7,450,000  A-1+           Arbors on the Park Project 4.25%(a)(b)                     7,450,000
       6,340,000  VMIG 1*        Glenbrooke Apartments Project Series A 4.15%(a)(b)         6,340,000
                             Washington State Public Power Supply:
       3,600,000  A-1          Nuclear Project No. 3 Revenue Refunding
                                 Series 3A-2 4.10%(b) Series 3A-2 4.10%(b)                  3,600,000
       4,998,000  VMIG 1*      PART 3.80% due 1/14/98(c)                                    4,998,000
       2,600,000  NR++       Yakima County Washington Public Corp. IDR
                               (John I. Haas Project) 4.20%(b)                              2,600,000
                             Yakima County Public Corp.:
       6,400,000  P-1*         Can Am Millwork Limited 4.35%(a)(b)                          6,400,000
       2,000,000  NR++         Longview Fibre Co. Project  4.30%(a)(b)                      2,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          114,188,000
-----------------------------------------------------------------------------------------------------
West Virginia -- 0.8%
      10,000,000  A-1        Grant County (Electric Power Co.) TECP
                               3.70% due 11/12/97(a)                                       10,000,000
         950,000  NR++        Harrison County Nursing Facility Revenue Refunding
                               (Salem Health Care Corp.) 4.00% due 9/1/98(c)                  950,000
                             Marion County Commission Solid Waste Disposal
                               Facility Revenue (Granttown Project):
       5,100,000  A-1+           Series B 4.15%(a)(b)                                       5,100,000
       3,500,000  A-1+           Series D 4.15%(a)(b)                                       3,500,000

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
West Virginia -- 0.8% (continued)
     $ 1,730,000  NR++       Putnam County Solid Waste Disposal Revenue
                               (FMC Corp.) 4.25%(a)(b)                                    $ 1,730,000
                             West Virginia Public Energy Authority Revenue
                               (Morgantown Assoc. Project) TECP:
       5,400,000  A-1+           3.80% due 10/6/97(a)                                       5,400,000
       9,100,000  A-1+           3.65% due 10/10/97(a)                                      9,100,000
                             West Virginia State Hospital Finance Authority Hospital
                               Revenue Revenue (Mid-Atlantic/Cap) AMBAC-Insured:
       5,700,000  A-1            Series D 4.15%(b)                                          5,700,000
       3,090,000  A-1            Series E 4.15%(b)                                          3,090,000
       2,300,000  A-1            Series G 4.15%(b)                                          2,300,000
-----------------------------------------------------------------------------------------------------
                                                                                           46,870,000
-----------------------------------------------------------------------------------------------------
Wisconsin -- 2.8%
       9,500,000  NR++       Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                               Mills Co. Project) 4.35%(a)(b)                               9,500,000
      11,800,000  A-1+       Eagle Tax-Exempt PART Housing EDA 4.33%(a)(b)                 11,800,000
       6,605,000  NR+        Milwaukee GO PART 4.20%(b)                                     6,605,000
      10,000,000  SP-1+      Milwaukee RAN Series A 4.50% due 2/19/98                      10,032,795
      25,500,000  A-1+       University Hospitals & Clinics Authority Revenue
                               MBIA-Insured 3.70%(b)                                       25,500,000
                             Wisconsin GO TECP Series A:
      20,246,000  A-1+         3.65% due 10/6/97                                           20,246,000
       9,157,000  A-1+         3.65% due 10/8/97                                            9,157,000
       6,074,000  A-1+         3.625% due 10/14/97                                          6,074,000
       3,500,000  VMIG 1*    Wisconsin HEFA Revenue (SSM Health Care Project)
                               Series A 4.15%(b)                                            3,500,000
       3,850,000  VMIG 1*    Wisconsin Housing and Economic Development
                               Authority Home Ownership Revenue PART
                               AMBAC-Insured 4.25%(a)(b)                                    3,850,000
      22,005,000  A-1        Wisconsin Housing Economic Development Authority
                               PART 3.90%(a)(b)                                            22,005,000
       6,320,000  A-1+       Wisconsin Public Power Supply System Revenue
                               PART AMBAC-Insured 4.20%(b)                                  6,320,000
       4,000,000  SP-1+      Wisconsin State Operating Notes 4.50% due 6/15/98              4,017,894
                             Wisconsin Transportation Revenue TECP:
      10,141,000  A-1          3.70% due 10/7/97                                           10,141,000
      10,000,000  A-1          3.70% due 11/3/97                                           10,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          158,748,689
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

=====================================================================================================
Schedule of Investments (unaudited) (continued)                                    September 30, 1997
=====================================================================================================
  FACE
 AMOUNT           RATING              SECURITY                                                VALUE
=====================================================================================================
Wyoming -- 0.5%
     $18,000,000  A-1+       Uinta County (Amoco Standard Oil Co.) Series A
                               3.90% due 12/1/97(c)                                    $   18,004,595
      10,710,000  VMIG 1*    Wyoming Community Development Authority
                               TOB 3.90%(a)(b)                                             10,710,000
-----------------------------------------------------------------------------------------------------
                                                                                           28,714,595
-----------------------------------------------------------------------------------------------------
Miscellaneous -- 2.8%
                             Capital Realty Investments Tax-Exempt PART:
       5,000,000  A-1+         Series 2 4.25%(b)                                            5,000,000
      16,345,000  A-1+         Series 3 4.25%(b)                                           16,345,000
      17,000,000  A-1+         Series 4 4.30%(a)(b)                                        17,000,000
                             Clipper Blue Tax-Exempt PART:
       8,941,747  VMIG 1*      4.68%(b)                                                     8,941,747
      69,186,390  VMIG 1*      95-1 4.28%(a)(b)                                            69,186,390
      22,201,970  VMIG 1*      95-1 4.48%(b)                                               22,201,970
      19,374,638  VMIG 1*      95-2 4.48%(b)                                               19,374,638
       1,890,000  A-1        Pooled Puttable Floating Options Tax-Exempt
                               PART 4.10%(b)                                                1,890,000
         100,000  VMIG 1*    Puerto Rico Commonwealth Government Development
                               Bank Series 1995 3.70%(b)                                      100,000
-----------------------------------------------------------------------------------------------------
                                                                                          160,039,745
-----------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS -- 100%
                             (Cost-- $5,676,795,198**)                                 $5,676,795,198
=====================================================================================================

(a) Income from these issues is considered a preference item for the purposes of calculating the alternative tax.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Variable rate obligation payable at par on demand on the date indicated. + Security has not been rated by either Moody's Investors Service or Standard & Poor's. However, the Board of Directors has determined this security to present minimal credit risks.
++ Security has not been rated by either Moody's Investors Service or Standard & Poor's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

See pages 28 and 29 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Services ("Standard & Poor's") except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Debt rated "AAA"' have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest raking within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds that are rated "Baa" are considered as medium grade
          obligations,i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

================================================================================
Short-Term Securities Ratings
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-2    -- Standard & Poor's second highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rate for short-term municipal obligations.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions
================================================================================

AMBAC      -- American Municipal Bond Assurance Corporation
BAN        -- Bond Anticipation Notes
CGIC       -- Capital Guaranty Insurance Company
EDC        -- Economic Development Corporation
EFA        -- Educational Facilities Authority
ETM        -- Escrowed to Maturity
FGIC       -- Financial Guaranty Insurance Company
FRTC       -- Floating Rate Trust Certificates
FSA        -- Financial Security Assurance
GO         -- General Obligation
HDA        -- Housing Development Authority
HEFA       -- Health and Educational Facilities Authority
HFA        -- Housing Finance Authority
IDA        -- Industrial Development Authority
IDB        -- Industrial Development Board
IDC        -- Industrial Development Corporation
IDR        -- Industrial Development Revenue
MBIA       -- Municipal Bond Investors Assurance Corporation
PART       -- Partnership Structure
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Facilities Authority
RAN        -- Revenue Anticipation Notes
RAW        -- Revenue Anticipation Warrants
STEM       -- Short-Term Extendable Maturity
SWAP       -- Swap Structure
TAN        -- Tax Anticipation Notes
TECP       -- Tax Exempt Commercial Paper
TOB        -- Tender Option Bond
TRAN       -- Tax & Revenue Anticipation Notes
VHA        -- Veterans Housing Authority

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 1997
================================================================================
ASSETS:
   Investments, at amortized cost                               $ 5,676,795,198
   Cash                                                                  72,418
   Interest receivable                                               37,222,042
   Receivable for securities sold                                    21,000,000
-------------------------------------------------------------------------------
   Total Assets                                                   5,735,089,658
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                 154,500,250
   Dividends payable                                                  7,978,628
   Management fees payable                                            2,221,042
   Distribution fees payable                                            177,206
   Accrued expenses                                                   1,381,767
-------------------------------------------------------------------------------
   Total Liabilities                                                166,258,893
-------------------------------------------------------------------------------
Total Net Assets                                                 $5,568,830,765
===============================================================================
NET ASSETS:
   Capital stock (10,000,000,000 shares
     authorized; par value $0.01 per share)                     $    55,696,556
   Capital paid in excess of par value                            5,514,318,080
   Accumulated net realized loss on security transactions            (1,183,871)
-------------------------------------------------------------------------------
Total Net Assets                                                 $5,568,830,765
===============================================================================
Shares Outstanding:
   Class A                                                        5,565,433,988
   ----------------------------------------------------------------------------
   Class C                                                                4,651
   ----------------------------------------------------------------------------
   Class Y                                                            4,217,006
   ----------------------------------------------------------------------------
Net Asset Value, per share                                                $1.00
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 1997

INVESTMENT INCOME:
  Interest                                                          $106,391,703
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                                            13,534,623
  Distribution fees (Note 3)                                           2,796,952
  Shareholder and system servicing fees                                  958,178
  Registration fees                                                      430,500
  Shareholder communications                                              95,620
  Custody                                                                 74,094
  Audit and legal                                                         19,841
  Directors' fees                                                         10,155
  Other                                                                   32,852
--------------------------------------------------------------------------------
  Total Expenses                                                      17,952,815
--------------------------------------------------------------------------------
Net Investment Income                                                 88,438,888
--------------------------------------------------------------------------------
Net Realized Gain From Security Transactions                             176,984
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 88,615,872
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 1997 (unaudited) and the Year Ended March 31, 1997

                                                September 30         March 31
===============================================================================
OPERATIONS:
  Net investment income                      $    88,438,888    $   156,274,255
  Net realized gain (loss)                           176,984            (68,434)
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations          88,615,872        156,205,821
-------------------------------------------------------------------------------
DISTRIBUTIONS TOSHAREHOLDERS (NOTE 2)            (88,438,888)      (156,274,255)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares            12,069,866,589     23,013,880,836
  Net asset value of shares issued for
    reinvestment of dividends                     85,148,198        155,223,817
  Cost of shares reacquired                  (12,153,277,993)   (23,015,472,861)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                        1,736,794        153,631,792
-------------------------------------------------------------------------------
Increase in Net Assets                             1,913,778        153,563,358
NET ASSETS:
  Beginning of period                          5,566,916,987      5,413,353,629
-------------------------------------------------------------------------------
  End of period                              $ 5,568,830,765    $ 5,566,916,987
===============================================================================

                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

      1. SIGNIFICANT ACCOUNTING POLICIES

      Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

      3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

      Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund pays SBMFM a management fee calculated at the annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion. These fees are calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Fund pays SB a service fee calculated with respect to Class A and C shares at the annual rate of 0.10% of the Fund's average daily net assets.

      All officers and one Director of the Fund are employees of SB.

      4. CAPITAL LOSS CARRYFORWARD

      At March 31, 1997, the Fund had, for Federal income tax purposes, approximately $1,361,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated.

                            2000        2001       2002      2003        2004
--------------------------------------------------------------------------------
Carryforward Amounts     $97,000   $1,086,000   $37,000   $72,000     $69,000
--------------------------------------------------------------------------------

      5. CAPITAL SHARES

      The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

      At September 30, 1997, total paid-in capital amounted to the following for each class:

                                    Class A          Class C          Class Y
--------------------------------------------------------------------------------
Total Paid-in Capital           $5,565,791,797       $4,651         $4,218,188
--------------------------------------------------------------------------------

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

      Transactions in shares of each class were as follows:

                                            Six Months Ended       Year Ended
                                           September 30, 1997     March 31,1997
================================================================================
Class A
 Shares sold                                 12,064,871,397      22,921,128,655
 Shares issued on reinvestment                   85,070,529         154,549,067
 Shares redeemed                            (12,147,656,267)    (22,908,963,488)
--------------------------------------------------------------------------------
 Net Increase                                     2,285,659         166,714,234
================================================================================
Class C
 Shares sold                                           --               199,991
 Shares issued on reinvestment                          141               3,890
 Shares redeemed                                    (10,611)           (232,619)
--------------------------------------------------------------------------------
 Net Decrease                                       (10,470)            (28,738)
================================================================================
Class Y
 Shares sold                                      4,995,192          92,552,190
 Shares issued on reinvestment                       77,528             670,860
 Shares redeemed                                 (5,611,115)       (106,276,754)
--------------------------------------------------------------------------------
 Net Decrease                                      (538,395)        (13,053,704)
================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                        1997(1)       1997          1996          1995            1994            1993
====================================================================================================================
Net Asset Value,
  Beginning of Period           $     1.00    $     1.00    $     1.00    $     1.00      $     1.00      $     1.00
--------------------------------------------------------------------------------------------------------------------
  Net investment income(2)           0.016         0.029         0.033         0.027           0.019           0.022
  Dividends from
    net investment income           (0.016)       (0.029)       (0.033)       (0.027)         (0.019)         (0.022)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     1.00    $     1.00    $     1.00    $     1.00      $     1.00      $     1.00
--------------------------------------------------------------------------------------------------------------------
Total Return                          1.59%++       2.94%         3.34%         2.71%           1.89%           2.25%
--------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $    5,565    $    5,562    $    5,395    $    4,651      $    1,286      $    1,251
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                         0.64%+        0.67%         0.63%         0.61%           0.64%           0.62%
  Net investment income               3.15+         2.90          3.28          3.01            1.87            2.22
====================================================================================================================
Class C Shares                      1997(1)        1997          1996         1995(3)         1994(4)
====================================================================================================================
Net Asset Value,
  Beginning of Period           $     1.00    $     1.00    $     1.00    $     1.00      $     1.00
--------------------------------------------------------------------------------------------------------------------
  Net investment income(2)           0.016         0.029         0.033         0.027           0.019
  Dividends from
    net investment income           (0.016)       (0.029)       (0.033)       (0.027)         (0.019)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     1.00    $     1.00    $     1.00    $     1.00      $     1.00
--------------------------------------------------------------------------------------------------------------------
Total Return                          1.60%++       2.94%         3.34%         2.71%           1.89%++
--------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $     0.01    $     0.02    $     0.04    $      1.0      $      5.0
--------------------------------------------------------------------------------------------------------------------
Ratios of Average Net Assets:
  Expenses(2)                         0.64%+        0.67%         0.60%         0.61%           0.64%+
  Net investment income               3.20+         2.89          3.43          3.01            1.87+
====================================================================================================================

(1)   For the six months ended September 30, 1997 (unaudited).
(2) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                        Per Share Decreases           Expense Ratios
                     to Net Investment Income       Without Fee Waivers
                          1996      1995            1996        1995
                          ----      ----            ----        ----
      Class A           $0.0001    $0.0002          0.64%       0.63%
      Class C            0.0001     0.0002          0.62        0.63

(3)   On November 7, 1994, the former Class B shares were renamed Class C shares.
(4)   For the period from May 25, 1993 (inception date) to March 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                1997(1)        1997        1996(2)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $    1.00      $    1.00   $    1.00
-------------------------------------------------------------------------------
  Net investment income                      0.016          0.030       0.004
  Dividends from net investment income      (0.016)        (0.030)     (0.004)
-------------------------------------------------------------------------------
Net Asset Value, End of Period           $    1.00      $    1.00   $    1.00
-------------------------------------------------------------------------------
Total Return                                  1.64%++        3.04%       0.39%++
-------------------------------------------------------------------------------
Net Assets, End of Period (in millions)  $     4.0      $     5.0   $    18.0
-------------------------------------------------------------------------------
Ratios of Average Net Assets:
  Expenses                                    0.54%+         0.57%       0.55%+
  Net investment income                       3.24+          3.00        2.81+
-------------------------------------------------------------------------------

(1)   For the six months ended September 30, 1997 (unaudited).
(2)   For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Smith Barney                                             [LOGO FOR SMITH BARNEY]
Municipal Money
Market Fund, Inc.

Directors

Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

C. Richard Youngdahl, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

Smith Barney Mutual
Funds Management Inc.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Municipal Money
Market Fund, Inc.

388 Greenwich Street
New York, New York 10013

FD0807 11/97